Property and Equipment (Tables)	3 Months Ended
Mar. 31, 2023
Property and Equipment [Abstract]
Schedule of property and equipment
	Laboratory equipment	Office equipment	Construction in progress	Total
Cost
Balance at December 31, 2022	$579,171	$176,347	$-	$755,518
Additions	717,173	36,154	44,974	798,301
Disposal	-	-	-	-
Effects of currency translation	15,963	2,670	541	19,174
Balance at March 31, 2023	$1,312,307	$215,171	$45,515	$1,572,993

Accumulated depreciation
Balance at December 31, 2022	$77,833	$15,993	$-	$93,826
Depreciation	19,037	11,603	-	30,640
Effects of currency translation	1,215	343	-	1,558
Balance at March 31, 2023	$98,085	$27,939	$-	$126,024